UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4570

Name of Registrant:	VANGUARD NEW YORK TAX-FREE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

Item 1:	Schedule of Investments

Vanguard New York Tax-Exempt Money Market Fund
Schedule of Investments
August 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (99.8%)

Allegany County NY IDA (Atlantic Richfield Project) VRDO	2.410%	9/1/05	$4,700	$4,700
Battery Park City NY Auth. Rev. TOB VRDO	2.520%	9/7/05 *	5,300	5,300
Buffalo NY Fiscal Stability Auth. BAN	3.000%	9/1/05	29,000	29,000
Buffalo NY Fiscal Stability Auth. BAN	4.000%	5/15/06	30,000	30,258
East Meadow NY UFSD TAN	3.750%	6/29/06	4,000	4,033
Erie County NY IDA School Fac. Rev. TOB VRDO	2.520%	9/7/05 (4)*	4,540	4,540
Erie County NY Water Auth. Rev. VRDO	2.300%	9/7/05 (2)	11,400	11,400
Great Neck NY UFSD TAN	3.750%	6/29/06	24,000	24,193
Jericho NY UFSD TAN	3.750%	6/23/06	4,000	4,035
Jericho NY UFSD TAN	4.000%	6/23/06	6,000	6,064
Katonah-Lewisboro NY UFSD Dist. BAN	3.750%	7/21/06	4,101	4,138
Long Island NY Power Auth. Electric System Rev. CP	2.550%	9/15/05 LOC	6,000	6,000
Long Island NY Power Auth. Electric System Rev. CP	2.500%	9/27/05 LOC	10,000	10,000
Long Island NY Power Auth. Electric System Rev. TOB VRDO	2.520%	9/7/05 (2)*	14,000	14,000
Long Island NY Power Auth. Electric System Rev. VRDO	2.250%	9/1/05 LOC	44,725	44,725
Long Island NY Power Auth. Electric System Rev. VRDO	2.250%	9/1/05 LOC	12,300	12,300
Long Island NY Power Auth. Electric System Rev. VRDO	2.320%	9/1/05 LOC	1,760	1,760
Long Island NY Power Auth. Electric System Rev. VRDO	2.330%	9/7/05 (4)	49,610	49,610
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	2.520%	9/7/05 (3)*	5,525	5,525
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	2.520%	9/7/05 (4)*	7,500	7,500
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	2.430%	9/7/05 (2)	6,000	6,000
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	2.500%	9/7/05 (10)	30,500	30,500
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	2.550%	9/8/05 LOC	8,000	8,000
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	2.550%	10/7/05 LOC	10,000	10,000
Metro. New York Transp. Auth. Rev. (Transit Rev.) TOB VRDO	2.520%	9/7/05 (1)*	3,300	3,300
Metro. New York Transp. Auth. Rev. TOB VRDO	2.390%	9/7/05 (4)*	14,180	14,180
Metro. New York Transp. Auth. Rev. TOB VRDO	2.500%	9/7/05 (3)*	19,900	19,900
Metro. New York Transp. Auth. Rev. TOB VRDO	2.520%	9/7/05 (4)*	4,085	4,085
Metro. New York Transp. Auth. Rev. TOB VRDO	2.520%	9/7/05 (3)*	6,320	6,320
Metro. New York Transp. Auth. Rev. TOB VRDO	2.520%	9/7/05 (4)*	8,245	8,245
Metro. New York Transp. Auth. Rev. VRDO	2.450%	9/7/05 (11)	25,000	25,000
Metro. New York Transp. Auth. Rev. VRDO	2.450%	9/7/05 (10)	21,000	21,000
Nassau County NY Interim Finance Auth. VRDO	2.320%	9/7/05 (4)	20,200	20,200
Nassau Health Care Corp. NY VRDO	2.450%	9/7/05 (4)	13,605	13,605
Nassau Health Care Corp. NY VRDO	2.500%	9/7/05 (4)	10,000	10,000
New York Metro Transp. Auth. Rev. TOB VRDO	2.520%	9/7/05 (3)*	14,290	14,290
New York City NY Cultural Resources Rev. (Carnegie Hall) VRDO	2.350%	9/7/05 LOC	14,365	14,365
New York City NY Cultural Resources Rev. (Pierpont Morgan Library) VRDO	2.450%	9/7/05 LOC	15,000	15,000
New York City NY Cultural Resources Rev. (Solomon R. Guggenheim Foundation) VRDO	2.450%	9/7/05 LOC	17,807	17,807
New York City NY GO TOB VRDO	2.390%	9/7/05 (3)*	5,510	5,510
New York City NY GO TOB VRDO	2.390%	9/7/05 (3)*	5,715	5,715
New York City NY GO TOB VRDO	2.390%	9/7/05 (3)*	8,290	8,290
New York City NY GO TOB VRDO	2.500%	9/7/05 (4)*	6,144	6,144
New York City NY GO TOB VRDO	2.520%	9/7/05 (1)*	5,840	5,840
New York City NY GO TOB VRDO	2.520%	9/7/05 (2)*	7,785	7,785
New York City NY GO TOB VRDO	2.520%	9/7/05 (3)*	11,600	11,600
New York City NY GO TOB VRDO	2.520%	9/7/05 (1)*	5,390	5,390
New York City NY GO TOB VRDO	2.530%	9/7/05 (11)*	7,400	7,400
New York City NY GO TOB VRDO	2.530%	9/7/05 (4)*	20,000	20,000
New York City NY GO TOB VRDO	2.550%	9/7/05 *	17,520	17,520
New York City NY GO TOB VRDO	2.560%	9/7/05 *	25,000	25,000
New York City NY GO VRDO	2.250%	9/1/05 LOC	5,000	5,000
New York City NY GO VRDO	2.250%	9/1/05 LOC	2,900	2,900
New York City NY GO VRDO	2.260%	9/1/05 (1)	1,500	1,500
New York City NY GO VRDO	2.300%	9/1/05 LOC	5,000	5,000
New York City NY GO VRDO	2.300%	9/7/05 LOC	8,600	8,600
New York City NY GO VRDO	2.300%	9/7/05 LOC	6,000	6,000
New York City NY Housing Dev. Corp. Rev. (Capital Funding Program) TOB VRDO	2.520%	9/7/05 (3)*	28,710	28,710
New York City NY Housing Dev. Corp. Rev. (Westmont Apartments) VRDO	2.280%	9/7/05 LOC	24,200	24,200
New York City NY Housing Dev. Corp. Rev. TOB VRDO	2.520%	9/7/05 (3)*	10,675	10,675
New York City NY IDA (Civic Fac. Rev.) VRDO	2.470%	9/7/05 (10)	4,830	4,830
New York City NY IDA (Civil Liberties Union) VRDO	2.310%	9/1/05 LOC	16,750	16,750
New York City NY IDA (National Audubon Society) VRDO	2.310%	9/1/05 LOC	14,700	14,700
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	2.630%	9/7/05	20,000	20,000
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	2.460%	9/8/05	17,000	17,000
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	2.700%	9/8/05	13,000	13,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. CP	2.750%	9/9/05	7,500	7,500
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.500%	9/7/05 *	10,965	10,965
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.500%	9/7/05 *	19,495	19,495
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.520%	9/7/05 *	7,615	7,615
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.520%	9/7/05 (2)*	11,170	11,170
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.520%	9/7/05 *	9,995	9,995
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.520%	9/7/05 (2)*	13,125	13,125
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.530%	9/7/05 *	25,000	25,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.530%	9/7/05 (1)*	4,950	4,950
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.540%	9/7/05 *	20,500	20,500
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.250%	9/1/05 (3)	1,805	1,805
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.250%	9/1/05 (3)	31,500	31,500
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.300%	9/1/05 (3)	6,670	6,670
New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	2.500%	9/7/05 (2)*	13,910	13,910
New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	2.520%	9/7/05 (1)*	14,970	14,970
New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	2.520%	9/7/05 (2)*	9,400	9,400
New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	2.520%	9/7/05 (1)*	2,595	2,595
New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	2.520%	9/7/05 (1)*	12,980	12,980
New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	2.520%	9/7/05 (2)*	23,745	23,745
New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	2.520%	9/7/05 (1)*	2,250	2,250
New York City NY Transitional Finance Auth. Rev. TOB VRDO	2.520%	9/7/05 *	15,635	15,635
New York City NY Transitional Finance Auth. Rev. TOB VRDO	2.520%	9/7/05 *	10,295	10,295
New York City NY Transitional Finance Auth. Rev. TOB VRDO	2.520%	9/7/05 (3)*	6,075	6,075
New York City NY Transitional Finance Auth. Rev. VRDO	2.280%	9/1/05	28,675	28,675
New York City NY Transitional Finance Auth. Rev. VRDO	2.280%	9/1/05	1,500	1,500
New York City NY Transitional Finance Auth. Rev. VRDO	2.280%	9/1/05	4,060	4,060
New York City NY Transitional Finance Auth. Rev. VRDO	2.320%	9/1/05	5,400	5,400
New York City NY Transitional Finance Auth. Rev. VRDO	2.300%	9/7/05	16,300	16,300
New York City NY Transitional Finance Auth. Rev. VRDO	2.300%	9/7/05	34,500	34,500
New York City NY Transitional Finance Auth. Rev. VRDO	2.330%	9/7/05	8,465	8,465
New York City NY Transitional Finance Auth. Rev. VRDO	2.330%	9/7/05	15,600	15,600
New York City NY Transitional Finance Auth. Rev. VRDO	2.410%	9/7/05	45,835	45,835
New York State Dormitory Auth. Rev. (City Univ.) TOB VRDO	2.390%	9/7/05 (4)*	5,295	5,295
New York State Dormitory Auth. Rev. (Columbia Univ.) CP	2.530%	9/9/05	21,005	21,005
New York State Dormitory Auth. Rev. (Columbia Univ.) CP	2.530%	9/9/05	12,800	12,800
New York State Dormitory Auth. Rev. (Columbia Univ.) CP	2.400%	10/11/05	9,635	9,635
New York State Dormitory Auth. Rev. (Cornell Univ.) CP	2.650%	11/9/05	9,500	9,500
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	2.320%	9/1/05	10,425	10,425
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	2.440%	9/7/05	25,815	25,815
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	2.440%	9/7/05	25,600	25,600
New York State Dormitory Auth. Rev. (Dept. of Health) TOB VRDO	2.520%	9/7/05 (3)*	2,630	2,630
New York State Dormitory Auth. Rev. (Dept. of Health) TOB VRDO	2.520%	9/7/05 (3)*	5,295	5,295
New York State Dormitory Auth. Rev. (Memorial Sloan Kettering) TOB VRDO	2.520%	9/7/05 (1)*	7,135	7,135
New York State Dormitory Auth. Rev. (Mental Health Services)	5.375%	2/15/06 (1)(Prere.)	7,230	7,464
New York State Dormitory Auth. Rev. (Mental Health Services) TOB VRDO	2.520%	9/7/05 (1)*	16,455	16,455
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	2.430%	9/7/05 (4)	8,170	8,170
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	2.440%	9/7/05 (4)	13,250	13,250
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	2.450%	9/7/05	66,200	66,200
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	2.460%	9/7/05 (1)	19,400	19,400
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	2.460%	9/7/05 (2)	2,500	2,500
New York State Dormitory Auth. Rev. (New York Public Library) VRDO	2.330%	9/7/05 (1)	10,400	10,400
New York State Dormitory Auth. Rev. (New York Public Library) VRDO	2.330%	9/7/05 (1)	38,465	38,465
New York State Dormitory Auth. Rev. (New York Univ.) TOB VRDO	2.500%	9/7/05 (1)*	6,700	6,700
New York State Dormitory Auth. Rev. (North Shore Long Island Hosp.) VRDO	2.320%	9/7/05 LOC	14,000	14,000
New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	2.390%	9/7/05 (2)*	5,895	5,895
New York State Dormitory Auth. Rev. (Rochester Institute of Technology) VRDO	2.470%	9/7/05 (2)	18,560	18,560
New York State Dormitory Auth. Rev. (Rockefeller Univ.) VRDO	2.300%	9/7/05	29,800	29,800
New York State Dormitory Auth. Rev. (Upstate Community Colleges) VRDO	2.460%	9/7/05 (11)	10,300	10,300
New York State Dormitory Auth. Rev. TOB PUT	2.780%	6/28/06 (2)*	20,000	20,000
New York State Dormitory Auth. Rev. TOB VRDO	2.520%	9/7/05 *	4,725	4,725
New York State Dormitory Auth. Rev. TOB VRDO	2.520%	9/7/05 (2)*	14,735	14,735
New York State Dormitory Auth. Rev. VRDO	2.430%	9/7/05 (2)	25,000	25,000
New York State Energy Research & Dev. Auth. (Con Edison) VRDO	2.300%	9/7/05 LOC	15,000	15,000
New York State Energy Research & Dev. Auth. (Con Edison) VRDO	2.320%	9/7/05 LOC	15,000	15,000
New York State Energy Research & Dev. Auth. (Con Edison) VRDO	2.350%	9/7/05 LOC	13,700	13,700
New York State Energy Research & Dev. Auth. (Con Edison) VRDO	2.360%	9/7/05 LOC	5,000	5,000
New York State Environmental Fac. Corp. PCR TOB VRDO	2.520%	9/7/05 (4)*	26,725	26,725
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	2.390%	9/7/05 *	5,395	5,395
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	2.500%	9/7/05 *	11,795	11,795
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	2.520%	9/7/05 *	2,680	2,680
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	2.520%	9/7/05 *	3,700	3,700
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	2.520%	9/7/05 *	6,440	6,440
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	2.520%	9/7/05 *	16,500	16,500
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	2.520%	9/7/05 *	4,690	4,690
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	2.520%	9/7/05 *	8,140	8,140
New York State Environmental Fac. Corp. Solid Waste Disposal Rev. (General Electric Co.) VRDO	2.300%	9/1/05	17,900	17,900
New York State Environmental Fac. Corp. Solid Waste Disposal Rev. (General Electric Co.) VRDO	2.370%	9/1/05	23,800	23,800
New York State Environmental Fac. Corp. Solid Waste Disposal Rev. (General Electric Co.) VRDO	2.370%	9/1/05	21,600	21,600
New York State GO PUT	1.800%	10/7/05 LOC	26,400	26,400
New York State GO PUT	2.900%	8/3/06 LOC	85,000	85,000
New York State Housing Finance Agency Rev. (Avalon Chrystie) VRDO	2.380%	9/7/05 LOC	45,000	45,000
New York State Housing Finance Agency Rev. (Personal Income Tax) TOB VRDO	2.520%	9/7/05 (3)*	7,955	7,955
New York State Housing Finance Agency Rev. (Residential) VRDO	2.390%	9/7/05 (2)	6,800	6,800
New York State Housing Finance Agency Service Contract Rev. VRDO	2.330%	9/7/05 LOC	9,000	9,000
New York State Housing Finance Agency Service Contract Rev. VRDO	2.400%	9/7/05 LOC	50,000	50,000
New York State Local Govt. Assistance Corp. VRDO	2.300%	9/7/05 LOC	4,250	4,250
New York State Local Govt. Assistance Corp. VRDO	2.300%	9/7/05 LOC	4,785	4,785
New York State Local Govt. Assistance Corp. VRDO	2.300%	9/7/05 LOC	22,750	22,750
New York State Local Govt. Assistance Corp. VRDO	2.310%	9/7/05 (3)	34,000	34,000
New York State Mortgage Agency Rev. TOB VRDO	2.540%	9/7/05 *	2,795	2,795
New York State Mortgage Agency Rev. TOB VRDO	2.540%	9/7/05 (1)*	2,845	2,845
New York State Mortgage Agency Rev. TOB VRDO	2.560%	9/7/05 *	5,960	5,960
New York State Power Auth. Rev. CP	2.350%	9/9/05	18,300	18,300
New York State Power Auth. Rev. CP	2.500%	9/14/05	30,850	30,850
New York State Power Auth. Rev. PUT	2.150%	3/1/06	32,000	32,000
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	2.390%	9/7/05 (1)*	8,505	8,505
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	2.520%	9/7/05 (2)*	10,500	10,500
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	2.520%	9/7/05 (1)*	10,190	10,190
New York State Thruway Auth. Rev. (Personal Income Tax) TOB VRDO	2.390%	9/7/05 (1)*	4,300	4,300
New York State Thruway Auth. Rev. (Personal Income Tax) TOB VRDO	2.520%	9/7/05 (2)*	5,275	5,275
New York State Thruway Auth. Rev. BAN	2.250%	10/6/05	40,000	40,004
New York State Thruway Auth. Rev. CP	2.580%	9/7/05	29,720	29,720
New York State Thruway Auth. Rev. CP	2.660%	9/7/05	53,100	53,100
New York State Thruway Auth. Rev. TOB VRDO	2.520%	9/7/05 (2)*	13,650	13,650
New York State Thruway Auth. Rev. TOB VRDO	2.520%	9/7/05 (2)*	21,875	21,875
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.500%	4/1/06 (1)(Prere.)	13,350	13,836
New York State Urban Dev. Corp. Rev. (Correctional Fac.) TOB VRDO	2.520%	9/7/05 (3)*	5,185	5,185
New York State Urban Dev. Corp. Rev. (Correctional Fac.) TOB VRDO	2.520%	9/7/05 (3)*	4,970	4,970
North Hempstead NY BAN	3.500%	2/2/06	4,000	4,014
Oneida County NY IDA Rev. (Hamilton College) VRDO	2.410%	9/7/05 (1)	25,770	25,770
Orange County NY TOB VRDO	2.520%	9/7/05 *	2,645	2,645
Orangetown NY BAN	3.250%	1/12/06	6,645	6,671
Pittsford NY Central School Dist. BAN	3.250%	10/14/05	19,929	19,956
Port Auth. of New York & New Jersey CP	2.450%	9/7/05	6,000	6,000
Port Auth. of New York & New Jersey CP	2.600%	10/7/05	2,835	2,835
Port Auth. of New York & New Jersey CP	2.580%	10/12/05	5,940	5,940
Port Auth. of New York & New Jersey Rev. TOB VRDO	2.520%	9/7/05 (4)*	11,040	11,040
Port Auth. of New York & New Jersey Rev. TOB VRDO	2.520%	9/7/05 (10)*	5,445	5,445
Port Auth. of New York & New Jersey Rev. TOB VRDO	2.540%	9/7/05 *	10,000	10,000
Port Auth. of New York & New Jersey Rev. TOB VRDO	2.540%	9/7/05 (3)*	14,645	14,645
Port Auth. of New York & New Jersey Rev. TOB VRDO	2.540%	9/7/05 (3)*	10,000	10,000
Rockland County NY RAN	3.500%	3/23/06	40,000	40,209
Suffolk County NY Water Auth. Rev. VRDO	2.300%	9/7/05	36,400	36,400
Suffolk County NY Water Auth. Rev. VRDO	2.300%	9/7/05	45,000	45,000
Syosset NY Central School Dist. TAN	3.750%	6/29/06	13,000	13,117
Tobacco Settlement Financing Corp. New York Rev. TOB VRDO	2.530%	9/7/05 (2)*	12,115	12,115
Tompkins County NY BAN	3.500%	3/10/06	11,195	11,258
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	2.440%	9/7/05	8,390	8,390
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	2.440%	9/7/05	15,700	15,700
Tompkins County NY IDA Civic Fac. (Ithaca Univ.) VRDO	2.520%	9/7/05 (10)	7,600	7,600
Triborough Bridge & Tunnel Auth. New York Rev	5.000%	11/15/05	5,000	5,030
Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	2.390%	9/7/05 (ETM)*	9,145	9,145
Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	2.390%	9/7/05 (2)*	16,620	16,620
Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	2.500%	9/7/05 (1)*	1,995	1,995
Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	2.520%	9/7/05 (1)*	7,200	7,200
Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	2.520%	9/7/05 (3)*	4,000	4,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	2.320%	9/7/05 (2)	8,100	8,100
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	2.320%	9/7/05 (4)	13,300	13,300
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	2.330%	9/7/05 (4)	19,100	19,100
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	2.340%	9/7/05	45,210	45,210
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	2.450%	9/7/05	17,000	17,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	2.470%	9/7/05	60,000	60,000
Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) VRDO	2.430%	9/7/05	11,250	11,250
Outside New York:			0	0
Puerto Rico GO TOB VRDO	2.530%	9/7/05 (3)*	1,295	1,295
Puerto Rico Govt. Dev. Bank VRDO	2.220%	9/7/05 (1)	6,810	6,810
Puerto Rico Public Finance Corp. TOB VRDO	2.480%	9/7/05 (2)*	10,000	10,000

TOTAL MUNICIPAL BONDS
(Cost $3,114,241)				3,114,241

OTHER ASSETS AND LIABILITIES —NET(0.2%)				7,242

NET ASSETS (100%)				$3,121,483

*Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, the aggregate value of these securities was $902,514,000, representing 28.9% of net assets.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR —Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard New York Long-Term Tax-Exempt Fund
Schedule of Investments
August 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (99.4%)

Albany County NY GO	5.000%	10/1/12 (3)	$4,400	$4,873
Battery Park City NY Auth. Rev	5.500%	11/1/06 (2)(Prere.)	11,750	12,340
Battery Park City NY Auth. Rev	5.250%	11/1/15	12,520	14,053
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15 (1)	2,665	2,690
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15 (1)	335	339
Buffalo & Erie Counties NY Toll Bridge Auth. Rev	6.000%	1/1/15 (1)	4,500	4,547
Buffalo NY GO	5.125%	2/1/12 (2)	1,870	2,003
Buffalo NY GO	5.125%	2/1/13 (2)	2,945	3,154
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	3,510	4,053
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	5,000	5,766
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	5,189
Erie County NY Water Auth. Rev	6.000%	12/1/08 (2)(ETM)	1,600	1,686
Hempstead NY GO	5.625%	2/1/06 (3)(Prere.)	210	217
Hempstead NY GO	5.625%	2/1/06 (3)(Prere.)	270	279
Hempstead NY GO	5.625%	2/1/12 (3)	1,220	1,258
Hempstead NY GO	5.625%	2/1/13 (3)	960	990
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/17	2,360	2,550
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/19	3,200	3,442
Huntington NY GO	6.700%	2/1/11 (3)	310	362
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/11 (4)	16,690	13,690
Long Island NY Power Auth. Electric System Rev	5.500%	12/1/11 (2)	5,000	5,591
Long Island NY Power Auth. Electric System Rev	5.250%	6/1/13	15,690	17,318
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/14 (4)	5,000	3,616
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/19 (4)	2,460	1,419
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/21 (4)	13,355	6,993
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/23 (4)	35,500	16,858
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/24 (4)	21,830	9,904
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/27 (4)	23,905	9,436
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.125%	7/1/09 (3)(Prere.)	3,000	3,230
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.500%	7/1/11 (Prere.)	6,280	7,054
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.500%	7/1/13 (2)(Prere.)	6,585	7,529
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	10/1/10 (1)(Prere.)	7,900	8,681
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	32,500	39,696
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.000%	7/1/09 (2)(ETM)	9,050	9,874
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	1/1/12 (2)(Prere.)	5,000	5,485
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (1)	4,000	4,516
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (2)	28,075	31,698
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17 (2)*	35,000	39,493
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17 (1)	5,000	5,642
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/19 (1)	6,000	6,762
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/20 (1)	7,000	7,847
Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO	2.450%	9/7/05 (4)	29,100	29,100
Metro. New York Transp. Auth. Rev. VRDO	2.450%	9/7/05 (4)	7,185	7,185
Metro. New York Transp. Auth. Rev. VRDO	2.450%	9/7/05 (10)	2,000	2,000
Nassau County NY Combined Sewer Dist. GO	5.000%	5/1/11 (3)	1,770	1,920
Nassau County NY GO	5.250%	6/1/11 (2)	3,670	3,996
Nassau County NY GO	5.250%	6/1/12 (2)	4,670	5,123
Nassau County NY GO	5.250%	6/1/13 (2)	6,905	7,575
Nassau County NY GO	5.250%	6/1/14 (2)	6,585	7,224
New York City NY Cultural Resources Rev. (American Museum of Natural History)	5.700%	4/1/07 (1)(Prere.)	12,730	13,417
New York City NY Cultural Resources Rev. (American Museum of Natural History)	5.600%	4/1/18 (1)	2,635	2,770
New York City NY Cultural Resources Rev. (American Museum of Natural History)	5.650%	4/1/22 (1)	5,000	5,256
New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.400%	1/1/06 (2)(ETM)	85	86
New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.500%	1/1/07 (2)(ETM)	35	36
New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.500%	1/1/16 (2)	2,000	2,109
New York City NY GO	5.750%	5/15/11 (4)	4,540	5,061
New York City NY GO	5.750%	8/1/11 (1)	15,750	17,613
New York City NY GO	5.750%	3/15/12 (4)(Prere.)	1,305	1,488
New York City NY GO	5.875%	5/15/12 (4)	4,670	5,231
New York City NY GO	5.125%	8/1/13 (4)	19,025	20,704
New York City NY GO	5.375%	8/1/13 (3)	8,295	8,855
New York City NY GO	5.200%	8/1/14 (4)	5,000	5,437
New York City NY GO	5.250%	3/15/16 (2)	5,000	5,477
New York City NY GO	5.000%	8/1/25	8,905	9,455
New York City NY GO	5.750%	3/15/27 (4)	3,695	4,152
New York City NY GO VRDO	2.250%	9/1/05 LOC	7,750	7,750
New York City NY GO VRDO	2.260%	9/1/05 (1)	3,175	3,175
New York City NY GO VRDO	2.300%	9/1/05 LOC	18,900	18,900
New York City NY GO VRDO	2.330%	9/7/05 LOC	5,400	5,400
New York City NY IDA (Civil Liberties Union) VRDO	2.310%	9/1/05 LOC	2,200	2,200
New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/11 (4)	9,415	10,288
New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/13 (4)	4,435	4,902
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.000%	6/15/31	9,000	9,572
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.500%	6/15/07 (1)(Prere.)	23,955	25,291
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.750%	6/15/07 (1)(Prere.)	15,000	15,902
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.750%	6/15/09 (3)(Prere.)	30,650	33,914
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	0.000%	6/15/17	10,000	6,321
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.375%	6/15/17	25,015	27,714
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	0.000%	6/15/18	10,000	6,033
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.375%	6/15/18	25,095	27,771
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	0.000%	6/15/21	4,490	2,347
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.000%	6/15/27 (1)	17,000	18,279
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.250%	9/1/05 (3)	11,100	11,100
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.250%	9/1/05 (3)	9,500	9,500
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.300%	9/1/05 (3)	650	650
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.300%	9/1/05 (3)	4,400	4,400
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/26 (1)	10,000	10,773
New York City NY Transitional Finance Auth. Rev	5.500%	5/1/09 (Prere.)	15	16
New York City NY Transitional Finance Auth. Rev	5.500%	5/1/09 (Prere.)	1,000	1,095
New York City NY Transitional Finance Auth. Rev	5.500%	5/1/09 (Prere.)	1,325	1,452
New York City NY Transitional Finance Auth. Rev	5.750%	5/15/10 (Prere.)	930	1,046
New York City NY Transitional Finance Auth. Rev	5.750%	5/15/10 (Prere.)	9,070	10,199
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/11 (Prere.)	1,150	1,291
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/11 (Prere.)	2,955	3,317
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/11 (Prere.)	2,265	2,543
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/12	2,805	3,119
New York City NY Transitional Finance Auth. Rev	5.250%	5/1/13	12,270	13,557
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/14	9,735	10,822
New York City NY Transitional Finance Auth. Rev	5.250%	5/1/14	17,720	19,493
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/15	7,310	8,064
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/15	3,850	4,281
New York City NY Transitional Finance Auth. Rev	5.375%	2/15/15	9,395	10,376
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/16	8,415	9,279
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/16	11,045	12,275
New York City NY Transitional Finance Auth. Rev	5.500%	2/15/16	2,735	3,047
New York City NY Transitional Finance Auth. Rev	5.500%	5/1/25	660	712
New York City NY Transitional Finance Auth. Rev. VRDO	2.280%	9/1/05	3,175	3,175
New York City NY Transitional Finance Auth. Rev. VRDO	2.310%	9/1/05	6,015	6,015
New York City NY Transitional Finance Auth. Rev. VRDO	2.320%	9/1/05	1,550	1,550
New York State Dormitory Auth. Rev	5.500%	7/1/06 (1)(Prere.)	1,625	1,693
New York State Dormitory Auth. Rev	5.500%	7/1/06 (1)(Prere.)	2,245	2,339
New York State Dormitory Auth. Rev	5.250%	2/15/19 (3)	2,420	2,680
New York State Dormitory Auth. Rev	5.250%	2/15/20 (3)	2,555	2,823
New York State Dormitory Auth. Rev	5.250%	2/15/21 (3)	1,680	1,854
New York State Dormitory Auth. Rev	5.250%	2/15/22 (3)	2,825	3,112
New York State Dormitory Auth. Rev	5.250%	2/15/23 (3)	1,120	1,232
New York State Dormitory Auth. Rev	5.500%	3/15/26 (2)	16,670	20,123
New York State Dormitory Auth. Rev. (Albany Medical Center)	5.000%	8/15/18 (4)	17,555	19,086
New York State Dormitory Auth. Rev. (Albany Medical Center)	5.000%	8/15/25 (4)	2,000	2,143
New York State Dormitory Auth. Rev. (Barnard College)	5.250%	7/1/26 (2)	4,370	4,573
New York State Dormitory Auth. Rev. (Catholic Health)	5.500%	7/1/22 (1)	10,000	10,908
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/06 (2)(Prere.)	11,360	11,837
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10 (3)(Prere.)	2,215	2,474
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10 (3)(Prere.)	4,475	4,999
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/11 (3)	5,950	6,711
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/15 (3)	31,620	35,128
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/16 (2)	4,640	4,837
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/16 (3)	7,255	8,056
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/20 (3)	14,525	17,159
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/22 (3)	9,240	11,052
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/23 (3)	7,915	9,486
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/19	4,900	5,422
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/19	5,100	5,623
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/21	6,990	7,701
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/22	7,345	8,075
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/23	7,575	8,310
New York State Dormitory Auth. Rev. (Court Fac.)	5.750%	5/15/10 (2)(Prere.)	21,370	24,001
New York State Dormitory Auth. Rev. (Fordham Univ.)	7.200%	7/1/15 (2)	710	713
New York State Dormitory Auth. Rev. (Lenox Hill Hosp. Obligation Group)	5.375%	7/1/20	2,400	2,532
New York State Dormitory Auth. Rev. (Mental Health Services)	5.375%	2/15/06 (1)(Prere.)	140	145
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,660	2,993
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,370	2,667
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,515	2,830
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	5	6
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/13 (4)	105	117
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/14 (4)	110	123
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/15 (4)	120	134
New York State Dormitory Auth. Rev. (Mental Health Services)	5.375%	2/15/26 (1)	130	134
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	2.450%	9/7/05 (1)	1,800	1,800
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	2.460%	9/7/05 (1)	1,800	1,800
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	2.460%	9/7/05 (4)	250	250
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	2.460%	9/7/05 (2)	11,940	11,940
New York State Dormitory Auth. Rev. (Montefiore Medical Center)	5.250%	2/1/15 (2)	42,750	44,940
New York State Dormitory Auth. Rev. (New School for Social Research)	5.625%	7/1/07 (1)(Prere.)	2,260	2,415
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/16 (1)	3,500	4,156
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/20 (1)	6,000	7,256
New York State Dormitory Auth. Rev. (New York Univ.)	5.500%	7/1/31 (2)	8,910	10,757
New York State Dormitory Auth. Rev. (New York Univ.)	5.500%	7/1/40 (2)	20,330	24,884
New York State Dormitory Auth. Rev. (Pace)	5.625%	7/1/07 (1)(Prere.)	11,185	11,952
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/24 (2)	18,170	21,793
New York State Dormitory Auth. Rev. (Queens Hosp.)	5.450%	8/15/19 (2)	4,865	5,294
New York State Dormitory Auth. Rev. (Rochester Institute of Technology)	5.300%	7/1/17 (1)	6,275	6,605
New York State Dormitory Auth. Rev. (Rochester Institute of Technology)	5.250%	7/1/22 (1)	3,000	3,143
New York State Dormitory Auth. Rev. (Rockefeller Univ.)	5.000%	7/1/18	2,805	2,983
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/19 (1)	15,900	18,946
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/20 (1)	5,500	6,596
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.000%	7/1/22 (1)	5,500	5,930
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.500%	7/1/23 (1)	14,000	16,599
New York State Dormitory Auth. Rev. (St. John's Univ.)	5.700%	7/1/06 (1)(Prere.)	14,370	14,997
New York State Dormitory Auth. Rev. (St. John's Univ.)	5.250%	7/1/20 (1)	15,170	16,127
New York State Dormitory Auth. Rev. (St. Joseph's Hosp.)	5.250%	7/1/18 (1)	6,700	7,097
New York State Dormitory Auth. Rev. (St. Vincent Hosp. Medical Center)	5.800%	8/1/25 (2)	4,250	4,451
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	7/1/09 (2)	1,590	1,753
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12 (1)	16,160	18,203
New York State Dormitory Auth. Rev. (State Univ.)	5.375%	7/1/12 (Prere.)	4,720	5,312
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/13 (1)	27,285	30,734
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/14 (1)	10,660	12,008
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/15 (1)	12,500	14,136
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/16 (1)	5,000	5,655
New York State Dormitory Auth. Rev. (State Univ.)	5.750%	5/15/17 (4)	3,750	4,455
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/21 (3)	3,000	3,563
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/24 (3)	5,000	6,003
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/25 (2)	5,145	6,214
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/26 (2)	5,000	6,041
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/27 (2)	7,500	9,072
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/29 (2)	4,765	5,778
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/30 (2)	5,000	6,072
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/31 (2)	2,500	3,039
New York State Dormitory Auth. Rev. (The New York & Presbyterian Hosp.)	5.500%	2/1/10 (2)	6,330	6,888
New York State Dormitory Auth. Rev. (Univ. of Rochester)	5.000%	7/1/17 (1)	2,000	2,122
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/09 (2)(Prere.)	1,085	1,172
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/09 (2)(Prere.)	450	486
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/09 (2)(Prere.)	2,235	2,435
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/12 (2)	3,935	4,247
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/15 (2)	1,915	2,048
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/16 (2)	800	857
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.250%	7/1/17 (4)	8,025	8,550
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.375%	7/1/25 (4)	7,000	7,463
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/19 (2)	2,425	2,692
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/21 (2)	1,750	1,936
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/22 (2)	3,425	3,784
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/23 (2)	3,610	3,982
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/24 (2)	3,305	3,643
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) ARS	3.245%	10/24/05 (1)	10,000	9,980
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/15	7,650	8,510
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/16	3,095	3,414
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/16	6,000	6,670
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/18	10,000	11,011
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/19	36,610	40,310
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/22	3,085	3,702
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/24	3,490	4,216
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/25	4,175	5,061
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/26	2,890	3,509
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/27	3,000	3,646
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/28	3,095	3,759
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/29	2,530	3,083
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/30	2,600	3,172
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	4/15/35	6,990	8,590
New York State Local Govt. Assistance Corp.	5.250%	4/1/15 (2)	8,000	8,373
New York State Local Govt. Assistance Corp. VRDO	2.280%	9/7/05 LOC	2,900	2,900
New York State Thruway Auth. Rev	5.250%	1/1/08 (Prere.)	735	781
New York State Thruway Auth. Rev	5.250%	1/1/14	4,825	5,096
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	5,575	6,247
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	2,000	2,253
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	2,500	2,817
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	3,000	3,380
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/13 (3)	5,870	6,578
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/14 (1)	7,500	8,339
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	32,875	36,953
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/14 (3)	3,000	3,362
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/15 (3)	2,500	2,802
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/16 (3)	2,080	2,331
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	10,000	10,831
New York State Thruway Auth. Rev. (Service Contract)	5.250%	4/1/07 (Prere.)	1,300	1,374
New York State Thruway Auth. Rev. (Service Contract)	5.750%	4/1/09 (1)(Prere.)	4,000	4,410
New York State Thruway Auth. Rev. (Service Contract)	5.250%	4/1/15	6,775	7,083
New York State Urban Dev. Corp. Rev. (Community Enhancement Fac.)	5.125%	4/1/09 (2)(Prere.)	5,500	5,947
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	2,500	2,762
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	3,000	3,315
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	5,000	5,524
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	4,110	4,541
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.750%	1/1/11 (4)(Prere.)	6,380	7,188
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/23 (1)	19,645	23,444
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/24 (1)	5,000	5,990
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.550%	11/15/13	12,500	13,463
Niagara Falls NY Bridge Comm. Rev	5.250%	10/1/15 (3)	5,000	5,569
Niagara Falls NY Bridge Comm. Rev	6.250%	10/1/20 (3)	8,685	11,007
Niagara Falls NY Bridge Comm. Rev	6.250%	10/1/21 (3)	9,230	11,803
North Hempstead NY GO	6.400%	4/1/10 (3)	1,500	1,701
North Hempstead NY GO	6.400%	4/1/11 (3)	2,075	2,397
Onondaga County NY Public Improvements	5.875%	2/15/08	1,250	1,338
Onondaga County NY Public Improvements	5.875%	2/15/08	1,225	1,309
Orange County NY GO	5.000%	7/15/19	1,500	1,644
Orange County NY GO	5.000%	7/15/20	2,000	2,184
Orange County NY GO	5.000%	7/15/21	1,035	1,127
Orange County NY GO	5.000%	7/15/22	1,000	1,086
Port Auth. of New York & New Jersey Rev	5.500%	12/15/16 (2)	4,190	4,640
Port Auth. of New York & New Jersey Rev	5.500%	12/15/17 (2)	4,600	5,094
Port Auth. of New York & New Jersey Rev	5.500%	12/15/18 (2)	4,620	5,116
Suffolk County NY GO	5.250%	5/1/16 (4)	3,315	3,764
Suffolk County NY GO	5.250%	5/1/17 (4)	9,780	11,136
Suffolk County NY Water Auth. Rev	5.250%	6/1/10 (2)(ETM)	3,790	4,144
Suffolk County NY Water Auth. Rev	5.250%	6/1/11 (2)(ETM)	2,380	2,637
Suffolk County NY Water Auth. Rev	5.250%	6/1/12 (2)(ETM)	4,290	4,790
Suffolk County NY Water Auth. Rev	5.750%	6/1/13 (2)(ETM)	7,340	8,247
Suffolk County NY Water Auth. Rev	5.250%	6/1/17 (2)(ETM)	1,695	1,938
Triborough Bridge & Tunnel Auth. New York Rev	6.750%	1/1/09 (2)(ETM)	3,000	3,224
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/14	3,000	3,303
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/15	2,930	3,215
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/16	2,500	2,742
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/17	16,770	18,579
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/18	2,330	2,551
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/18	30,285	33,511
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/19	43,025	47,608
Triborough Bridge & Tunnel Auth. New York Rev	6.125%	1/1/21 (2)((ETM)	5,000	6,266
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	11/15/21 (1)	11,370	13,555
Outside New York
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/15 (1)	5,000	5,362
Puerto Rico Electric Power Auth. Rev	5.375%	7/1/16 (1)	16,345	18,332
Puerto Rico Electric Power Auth. Rev	5.375%	7/1/18 (1)	6,250	6,998
Puerto Rico Electric Power Auth. Rev	5.375%	7/1/19 (1)	6,500	7,278
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,864
Puerto Rico GO	5.500%	7/1/18 (4)	5,000	5,890
Puerto Rico GO	5.500%	7/1/20 (3)	6,305	7,496
Puerto Rico GO	5.500%	7/1/21 (1)	16,505	19,710
Puerto Rico Highway & Transp. Auth. Rev. VRDO	2.290%	9/7/05 (2)	6,300	6,300
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/27 (3)	7,230	8,775
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/27 (2)	15,000	18,206
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/36 (2)	25,120	6,227
Puerto Rico Muni. Finance Agency	5.875%	8/1/14 (4)	6,480	7,175
Puerto Rico Muni. Finance Agency	6.000%	8/1/16 (4)	2,645	2,959
Puerto Rico Muni. Finance Agency	5.250%	8/1/17 (4)	7,000	7,701
Puerto Rico Public Finance Corp.	6.000%	8/1/26	9,140	11,226
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	860	1,096
Virgin Islands Public Finance Auth. Rev	5.000%	10/1/11	2,000	2,142
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/23	2,000	2,154

TOTAL MUNICIPAL BONDS
(Cost $2,143,848)				2,277,017

OTHER ASSETS AND LIABILITIES—NET (0.6%)				12,786

NET ASSETS (100%)				$2,289,803

*Securities with a value of $6,855,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR —Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2005, the cost of investment securities for tax purposes was $2,144,466,000. Net unrealized appreciation of investment securities for tax purposes was $132,551,000, consisting of unrealized gains of $132,916,000 on securities that had risen in value since their purchase and $365,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	620	$69,488	$695
30-Year U.S. Treasury Bond	400	47,213	708

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 19, 2005

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 19, 2005

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.